NATURE OF BUSINESS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended		30 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Nature Of Business Details Narrative
Operating loss	$ (136,306)	$ (326,091)	$ (465,399)	$ (1,043,078)	$ (56,351)	$ (1,525,488)	$ (345,855)	$ (1,927,694)